Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	$ 5,956,076	$ 6,955,451
Additions	275,220	37,500
Transfer of property	(37,500)
Write-off	(1,050,482)	(1,036,875)
Balance at ending	5,143,314	5,956,076
Abitibi Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	1,767,000	1,767,000
Additions
Transfer of property
Write-off	(927,310)
Balance at ending	839,690	1,767,000
Augustus Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	593,290	593,290
Additions
Transfer of property
Write-off
Balance at ending	593,290	593,290
Canadian Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	228,881	228,881
Additions
Transfer of property
Write-off
Balance at ending	228,881	228,881
Cosgrave Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		104,750
Additions
Transfer of property
Write-off		(104,750)
Balance at ending
Electron Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	650,405	650,405
Additions
Transfer of property
Write-off	(123,172)
Balance at ending	527,233	650,405
Kokanee Creek [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		932,125
Additions
Transfer of property
Write-off		(932,125)
Balance at ending
McNeely [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	820,000	820,000
Additions
Transfer of property
Write-off
Balance at ending		820,000
Pontax West Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	37,500
Additions		37,500
Transfer of property	(37,500)
Write-off
Balance at ending		37,500
Rose East Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	975,000	975,000
Additions	75,000
Transfer of property
Write-off
Balance at ending	1,050,000	975,000
Rose West Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	884,000	884,000
Additions
Transfer of property
Write-off
Balance at ending	884,000	884,000
Lac Coulombre [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions	140,000
Transfer of property
Write-off
Balance at ending	140,000
McNeely Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	820,000
Additions
Transfer of property
Write-off
Balance at ending	820,000	820,000
Ridgeway Clark County [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions	60,220
Transfer of property
Write-off
Balance at ending	$ 60,220